Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2016		$ 316	$ 7,260,723	$ (8,409,096)	$ (1,148,057)
Balance, shares at Dec. 31, 2016		31,660,827
Common Stock Issued for Cash		$ 3	249,997		250,000
Common Stock Issued for Cash, shares		250,000
Common Stock Issued for Services		$ 1	12,499		12,500
Common Stock Issued for Services, shares		50,000
Options Expense			267,835		267,835
Warrants Issued for debt Amendment			16,556		16,556
Warrants Exercised			250		250
Warrants Exercised, shares		25,000
Net Income				288,983	288,983
Balance at Dec. 31, 2017		$ 320	7,807,860	(8,120,113)	(311,933)
Balance, shares at Dec. 31, 2017		31,985,827
Options Expense			37,456		37,456
Net Income				82,269	82,269
Balance at Mar. 31, 2018		$ 320	7,845,316	(8,037,844)	(192,208)
Balance, shares at Mar. 31, 2018		31,985,827
Balance at Dec. 31, 2017		$ 320	7,807,860	(8,120,113)	(311,933)
Balance, shares at Dec. 31, 2017		31,985,827
Net Income					102,782
Balance at Jun. 30, 2018		$ 320	7,895,932	(8,017,331)	(121,079)
Balance, shares at Jun. 30, 2018		31,985,827
Balance at Dec. 31, 2017		$ 320	7,807,860	(8,120,113)	(311,933)
Balance, shares at Dec. 31, 2017		31,985,827
Common Stock Issued for Cash		$ 12	799,988		800,000
Common Stock Issued for Cash, shares		1,300,000
Options Expense			169,828		169,828
Warrants Issued for debt Amendment			7,444		7,444
Warrants Exercised
Warrants for Acquisition of Community Specialty Pharmacy, LLC			170,291		170,291
Net Income				9,038	9,038
Balance at Dec. 31, 2018		$ 332	8,955,411	(8,111,075)	844,668
Balance, shares at Dec. 31, 2018		33,285,827
Balance at Mar. 31, 2018		$ 320	7,845,316	(8,037,844)	(192,208)
Balance, shares at Mar. 31, 2018		31,985,827
Options Expense			50,616		50,616
Net Income				20,513	20,513
Balance at Jun. 30, 2018		$ 320	7,895,932	(8,017,331)	(121,079)
Balance, shares at Jun. 30, 2018		31,985,827
Balance at Dec. 31, 2018		$ 332	8,955,411	(8,111,075)	844,668
Balance, shares at Dec. 31, 2018		33,285,827
Options Expense			35,979		35,979
Common Stock issued for convertible debt and accrued interest		$ 4	211,979		211,983
Common Stock issued for convertible debt and accrued interest, shares		423,996
Warrants Exercised		$ 1	165		166
Warrants Exercised, shares		16,666
Net Income				125,229	125,229
Balance at Mar. 31, 2019		$ 337	9,203,534	(7,985,846)	1,218,025
Balance, shares at Mar. 31, 2019		33,726,489
Balance at Dec. 31, 2018		$ 332	8,955,411	(8,111,075)	$ 844,668
Balance, shares at Dec. 31, 2018		33,285,827
Warrants Exercised, shares					16,666
Net Income					$ 183,210
Balance at Jun. 30, 2019		$ 337	9,267,545	(7,927,865)	1,340,017
Balance, shares at Jun. 30, 2019		33,726,489
Balance at Mar. 31, 2019		$ 337	9,203,534	(7,985,846)	1,218,025
Balance, shares at Mar. 31, 2019		33,726,489
Options Expense			64,011		64,011
Net Income				57,981	57,981
Balance at Jun. 30, 2019		$ 337	$ 9,267,545	$ (7,927,865)	$ 1,340,017
Balance, shares at Jun. 30, 2019		33,726,489